Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents
Cash and cash equivalents	11. Cash and cash equivalents

	Dec 31, 2018	Dec 31, 2017
(in thousands)	US $	US $
Cash and cash equivalents at bank	12,279	22,651
	12,279	22,651